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[Janus Letterhead]


February 12, 2010


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS ASPEN SERIES (the "Registrant")
     1933 Act File No. 033-63212
     1940 Act File No. 811-7736

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 48 and Amendment No. 50 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment") that relates to the annual update to the Registrant's Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.

The following Prospectuses and Statements of Additional Information ("SAIs") are included in this filing:

   -  Combined Portfolios Prospectus - Institutional Shares
   -  Combined Portfolios Prospectus - Service Shares
   -  Combined Portfolios Prospectus - Service II Shares
   -  Modular Portfolio Construction Portfolio Prospectus - Service Shares
   -  Combined Portfolios SAI - Institutional Shares
   -  Combined Portfolios SAI - Service Shares
   -  Combined Portfolios SAI - Service II Shares
   -  Modular Portfolio Construction Portfolio SAI - Service Shares

Among other things, the Amendment is being filed for the following purposes:

   - To conform the Registrant's Prospectuses and SAIs to the currently effective presentation requirements of Form N-1A;

   - To incorporate other changes into the annual update of the Registrant's Registration Statement as follows:

      o  Reflect the change to the investment objective for Janus Portfolio;


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      o  Incorporate any other disclosure changes from supplements filed since the last update and any comments received from SEC Staff; and
      o  Reflect non-material changes which the Registrant deems appropriate.

For your convenience, the Registrant has marked all changes to the Prospectuses and SAIs comprising the Amendment. The changes are marked as follows:

   - The combined Portfolios Prospectuses and SAIs for Institutional Shares, Service Shares, and Service II Shares are each cumulatively marked against the corresponding Prospectuses and SAIs dated May 1, 2009.
   - The Modular Portfolio Construction Portfolio Prospectus and SAI are cumulatively marked against the Modular Portfolio Construction Portfolio Prospectus and SAI dated May 1, 2009.

The Registrant respectfully requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on May 1, 2010, pursuant to paragraph
(a)(1) of Rule 485.

Please call me at (303) 336-4562 with any questions or comments.

Sincerely,

/s/ Rodney A. DeWalt

Rodney A. DeWalt
Associate Counsel

cc:  Stephanie Grauerholz-Lofton, Esq.
     Patrick Scott, Esq.
     Robin Nesbitt, Esq.
     Donna Brungardt